N-2 - $ / shares	May 31, 2023	May 30, 2023
Cover [Abstract]
Entity Central Index Key	0000925683
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Financial Opportunities Fund
General Description of Registrant [Abstract]
Share Price		$ 26.41
NAV Per Share		$ 23.85
Latest Premium (Discount) to NAV [Percent]		10.70%